Derivative Financial Instruments and Debt Excluding Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities
The table below provides the comparison of the fair value with the carrying amount of debt excluding lease liabilities, disclosed in accordance with IFRS 7 Financial Instruments: Disclosures.
DEBT EXCLUDING LEASE LIABILITIES

$ million	June 30, 2020	December 31, 2019
Carrying amount	75,918	65,887
Fair value¹	82,369	71,163
1.    Mainly determined from the prices quoted for these securities.